Reinsurance -Premium written earned and losses and lae incurred (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Premium written:
Direct					$ 115.8	$ 46.8
Ceded					(11.2)	(5.6)
Net premium written					104.6	41.2
Premium earned:
Direct					75.5	25.3
Ceded					(11.7)	(4.1)
Net premium earned	$ 10.5	$ 17.8	$ 65.0	$ 41.6	63.8	21.2
Losses and LAE incurred:
Direct					59.7	28.6
Ceded					13.9	13.4
Net losses and LAE incurred	$ 6.7	$ 12.6	$ 45.4	$ 30.4	$ 45.8	$ 15.2